TRANSAMERICA SERIES TRUST
Supplement dated November 26, 2008 to the Prospectus dated May 1, 2008
Transamerica JPMorgan Mid Cap Value VP
The following sentence is added to the end of the third paragraph in the prospectus under the section entitled “Principal Investment Strategies”:
     The portfolio may invest up to 15% of its net assets in real estate investment trusts (“REITs”).
The following information is added to the prospectus under the section entitled “Primary Risks”:
REITS

Equity REITs can be affected by any changes in the value of the properties owned. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties or loan financings. A decline in rental income could occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because REITs are typically invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT or changes in the treatment of REITs under the federal tax law could adversely affect the value of a particular REIT or the market for REITs as a whole.
The following replaces the note at the end of the section entitled “Past Performance” in the prospectus:
Note: The portfolio is currently closed to new investors. However, the TST asset allocation portfolios that invest in the portfolio may rebalance their investments in the portfolio.
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Transamerica Balanced VP
The following supplements, replaces and amends information in the prospectus under the section entitled “Past Performance”:
Effective January 1, 2009, the portfolio’s secondary benchmark index will change from the Lehman Brothers U.S. Government/Credit Bond Index to the Barclays Capital U.S. Aggregate Index (formerly, the Lehman Brothers Aggregate Bond Index) in an effort to better align the portfolio’s benchmark to reflect the universe of securities in which the portfolio invests. The Barclays Capital U.S. Aggregate Index is a broad-based market index that covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities, including U.S. Treasury issues, corporate and government-related debt issues, mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
Average Annual Total Returns
(For Calendar Year Ended December 31, 2007)

	1 Year	5 Years	Life of Fund
Barclays Capital U.S. Aggregate Index	6.97%	4.42%	5.32%
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Transamerica Capital Guardian Global VP
The following amends the Supplement to the prospectus dated May 1, 2008:
The reorganization of Transamerica Capital Guardian Global VP into Transamerica Templeton Global VP is anticipated to be completed in the second quarter of 2009, subject to the satisfaction of certain conditions, including approval by shareholders of Transamerica Capital Guardian Global VP.
The following amends the portfolio manager information under the section entitled “Management - Portfolio Managers” of the prospectus:
Michael R. Ericksen is no longer a portfolio manager of Transamerica Capital Guardian Global VP.
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Transamerica Capital Guardian U.S. Equity VP
The following amends and restates the Supplement to the prospectus dated May 1, 2008:
     Transamerica Capital Guardian U.S. Equity VP will reorganize into Transamerica Van Kampen Large Cap Core VP. Each portfolio is a series of Transamerica Series Trust and its shares are offered in the Prospectus dated May 1, 2008. The reorganization is subject to the satisfaction of certain conditions, and is expected to be completed in the second quarter of 2009.
     Each portfolio’s Trustees approved the reorganization and determined that it is in the best interests of the shareholders of both portfolios. The reorganization is expected to qualify as a tax-free reorganization, which means that the reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either portfolio or their shareholders as a direct result of the reorganization.
     Each portfolio is managed by Transamerica Asset Management, Inc. Transamerica Van Kampen Large Cap Core VP is sub-advised by Morgan Stanley Investment Management Inc. (doing business as “Van Kampen”), 522 Fifth Avenue, New York, NY 10036. The Trustees of Transamerica Capital Guardian U.S. Equity VP have approved a new sub-advisory agreement with Van Kampen. Immediately prior to the closing of the reorganization, Van Kampen will replace Capital Guardian Trust Company as the sub-adviser to Transamerica Capital Guardian U.S. Equity VP.
     Transamerica Van Kampen Large Cap Core VP is managed within Van Kampen’s Growth and the Multi-Cap Value teams. Current members of the Growth team include Dennis Lynch, David Cohen and Sam Chainani, each a Managing Director of Van Kampen, and Alexander Norton and Jason Yeung, each an Executive Director of Van Kampen. Current members of the Multi-Cap Value team include B. Robert Baker, Jason Leder and Kevin Holt, each a Managing Director of Van Kampen, and James Warwick and Devin Armstrong, each an Executive Director of Van Kampen. Dennis Lynch, who is the Growth team’s lead portfolio manager, has been with Van Kampen since 1998 and has managed the portfolio since June 30, 2004. David Cohen has been with Van Kampen since 1993 and has managed the portfolio since June 30, 2004. Sam Chainani has been with Van Kampen since 1996 and has managed the portfolio since June 30, 2004. Alexander Norton has been with Van Kampen since 2000 and has managed the portfolio since July 29, 2005. Jason Yeung has been with Van Kampen since 2002 and has managed the portfolio since September 30, 2007. B. Robert Baker, who is the Multi-Cap Value team’s lead portfolio manager, has been with Van Kampen since 1991 and has managed the portfolio since May 3, 2004. Jason Leder has been with Van Kampen since 1995 and has managed the portfolio since May 3, 2004. Kevin Holt has been with Van Kampen since 1999 and has managed the portfolio since May 3, 2004. James Warwick has been with Van Kampen since 2002 and has managed the portfolio since July 16, 2007. Devin Armstrong has been with Van Kampen since 2004 and has managed the portfolio since July 16, 2007.
     Please visit www.transamericafunds.com (and select Transamerica Variable Portfolio Funds) for Transamerica Series Trust’s Prospectus dated May 1, 2008, which includes additional information about Transamerica Van Kampen Large Cap Core VP.

The following amends the portfolio manager information under the section entitled “Management - Portfolio Managers” of the prospectus:
Michael R. Ericksen, David I. Fisher and Karen A. Miller are no longer portfolio managers of Transamerica Capital Guardian U.S. Equity VP. Jim Kang is now a portfolio manager for Transamerica Capital Guardian U.S. Equity VP. He has had research analyst responsibilities in several industries over the years and has been a portfolio manager in Capital Guardian’s U.S. growth equity mandate since 2000. He joined the Capital organization in 1988.
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Transamerica Capital Guardian Value VP
The following amends the portfolio manager information under the section entitled “Management - Portfolio Managers” of the prospectus:
Karen A. Miller is no longer a portfolio manager of Transamerica Capital Guardian Value VP. Gene Barron is now a portfolio manager for Transamerica Capital Guardian Value VP. He has had research analyst responsibilities in several industries over the years and has been a portfolio manager in Capital Guardian’s U.S. diversified value mandate since 2005. He joined the Capital organization in 1993.
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The following information supplements and amends certain disclosure throughout the prospectus:
Effective November 3, 2008, all existing Lehman Brothers indices changed the reference in their names from “Lehman Brothers” to “Barclays Capital”. Accordingly, as applicable, each Lehman Brothers index in the prospectus will now be a Barclays Capital index.
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Investors Should Retain this Supplement for Future Reference